Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 171,279	$ 138,640
Time deposits	53,000	14,000
Restricted cash	58,864	56,803
Accounts receivable, net	11,647	4,741
Inventories	15,571	15,764
Prepaid expenses and other current assets	39,418	40,464
Derivative assets	22,612	24,639
Due from related parties	886	626
Total current assets	373,277	295,677
NON - CURRENT ASSETS
Vessels in operation	1,631,405	1,664,101
Advances for vessels acquisitions and other additions	21,488	12,210
Deferred charges, net	72,805	73,720
Other non-current assets	22,564	23,935
Derivative assets, net of current portion	13,834	16,867
Restricted cash, net of current portion	67,141	85,270
Total non - current assets	1,829,237	1,876,103
TOTAL ASSETS	2,202,514	2,171,780
CURRENT LIABILITIES
Accounts payable	18,398	17,601
Accrued liabilities	29,105	28,538
Current portion of long - term debt	173,677	193,253
Current portion of deferred revenue	41,177	40,331
Due to related parties	621	717
Total current liabilities	262,978	280,440
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	539,008	619,175
Intangible liabilities - charter agreements	2,657	5,662
Deferred revenue, net of current portion	66,815	82,115
Total non - current liabilities	608,480	706,952
Total liabilities	871,458	987,392
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Class A common shares - authorized 214,000,000 shares with a $0.01 par value 35,260,029 shares issued and outstanding (2023 - 35,188,323 shares)	353	351
Series B Preferred Shares - authorized 104,000 shares with a $0.01 par value 43,592 shares issued and outstanding (2023 - 43,592 shares)	0	0
Additional paid in capital	676,056	676,592
Retained Earnings	636,785	488,105
Accumulated other comprehensive income	17,862	19,340
Total shareholders' equity	1,331,056	1,184,388
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,202,514	$ 2,171,780